PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses
SCHEDULE OF PREPAID EXPENSES

Prepaid expenses consisted of the following:

	March 31, 2026	September 30, 2025
Prepaid commissions	$171,625	$132,625
Vendor deposits	6,170,718	-
Prepaid insurance	125,000	-
Other	681	12,369
Prepaid expenses	$6,468,024	$144,994
Prepaid expenses consisted of the following:
	September 30, 2025	September 30, 2024
Prepaid legal fees	$-	$25,000
Prepaid commissions	132,625	4,989
Other	12,369	-
Prepaid expenses	$144,994	$29,989